Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
July 31, 2025
LCX-NPRT3-0925
1.9891463.106
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	55,988	3,843,016
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	47,574	5,150,361
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	160,749	42,936,058
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	64,870	13,867,260
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	76,146	15,667,040
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (c)	45,369	13,713,234
UNITED STATES - 99.2%
Communication Services - 9.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	1,847,695	50,645,320
Verizon Communications Inc	1,082,599	46,291,933
		96,937,253
Entertainment - 1.7%
Electronic Arts Inc	58,596	8,935,304
Liberty Media Corp-Liberty Formula One Class A (c)	6,405	577,219
Liberty Media Corp-Liberty Formula One Class C (c)	57,049	5,724,867
Liberty Media Corp-Liberty Live Class A (c)	5,004	409,327
Liberty Media Corp-Liberty Live Class C (b)(c)	11,986	1,009,581
Live Nation Entertainment Inc (c)	40,470	5,977,419
Netflix Inc (c)	109,279	126,698,073
ROBLOX Corp Class A (c)	142,356	19,615,233
Take-Two Interactive Software Inc (c)	43,502	9,689,200
Walt Disney Co/The	461,628	54,984,511
Warner Bros Discovery Inc (c)	578,099	7,613,564
		241,234,298
Interactive Media & Services - 6.8%
Alphabet Inc Class A	1,494,471	286,788,986
Alphabet Inc Class C	1,205,515	232,495,623
Meta Platforms Inc Class A	557,509	431,199,761
Pinterest Inc Class A (c)	152,619	5,891,093
		956,375,463
Media - 0.4%
Charter Communications Inc Class A (c)	24,510	6,602,014
Comcast Corp Class A	956,355	31,779,677
Fox Corp Class A	54,899	3,061,169
Fox Corp Class B	33,795	1,728,276
Omnicom Group Inc	50,182	3,615,612
Trade Desk Inc (The) Class A (c)	115,071	10,006,574
		56,793,322
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	122,457	29,194,973
TOTAL COMMUNICATION SERVICES		1,380,535,309

Consumer Discretionary - 10.1%
Automobiles - 1.7%
Ford Motor Co	1,002,892	11,102,014
General Motors Co	246,875	13,168,313
Tesla Inc (c)	719,560	221,818,761
		246,089,088
Broadline Retail - 4.1%
Amazon.com Inc (c)	2,426,211	568,000,257
eBay Inc	118,378	10,861,182
		578,861,439
Distributors - 0.1%
Genuine Parts Co	35,654	4,595,088
LKQ Corp	66,042	1,946,257
Pool Corp	9,657	2,975,708
		9,517,053
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (c)	110,823	14,674,073
Booking Holdings Inc	8,356	45,991,925
Carnival Corp (c)	269,588	8,025,635
Chipotle Mexican Grill Inc (c)	345,973	14,835,322
Darden Restaurants Inc	30,049	6,059,982
Domino's Pizza Inc	8,798	4,075,321
DoorDash Inc Class A (c)	88,040	22,032,010
DraftKings Inc Class A (c)	127,428	5,739,357
Expedia Group Inc Class A	31,232	5,628,631
Hilton Worldwide Holdings Inc	61,033	16,361,727
Las Vegas Sands Corp	87,124	4,565,298
Marriott International Inc/MD Class A1	58,372	15,400,285
McDonald's Corp	183,609	55,095,553
Royal Caribbean Cruises Ltd	64,151	20,391,678
Starbucks Corp	291,804	26,017,245
Yum! Brands Inc	71,377	10,288,995
		275,183,037
Household Durables - 0.3%
DR Horton Inc	70,991	10,140,354
Garmin Ltd	39,551	8,652,177
Lennar Corp Class A	59,568	6,682,338
Lennar Corp Class B (b)	2,831	303,427
NVR Inc (c)	751	5,669,667
PulteGroup Inc	51,471	5,812,105
		37,260,068
Specialty Retail - 1.8%
AutoZone Inc (c)	4,296	16,188,960
Best Buy Co Inc	49,390	3,213,313
Burlington Stores Inc (c)	16,179	4,416,220
CarMax Inc (c)	38,978	2,206,544
Carvana Co Class A (c)	31,897	12,445,252
Home Depot Inc/The	255,227	93,798,475
Lowe's Cos Inc	143,728	32,133,269
O'Reilly Automotive Inc (c)	219,511	21,582,322
Ross Stores Inc	84,440	11,529,438
TJX Cos Inc/The	286,701	35,702,876
Tractor Supply Co	136,149	7,753,686
Ulta Beauty Inc (c)	11,594	5,971,026
Williams-Sonoma Inc	31,568	5,904,794
		252,846,175
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	38,992	4,139,781
Lululemon Athletica Inc (c)	28,383	5,691,643
NIKE Inc Class B	302,512	22,594,621
		32,426,045
TOTAL CONSUMER DISCRETIONARY		1,432,182,905

Consumer Staples - 5.1%
Beverages - 1.0%
Coca-Cola Co/The	994,673	67,528,350
Constellation Brands Inc Class A	39,304	6,565,340
Keurig Dr Pepper Inc	348,738	11,386,296
Monster Beverage Corp (c)	180,295	10,592,331
PepsiCo Inc	352,071	48,557,632
		144,629,949
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	113,928	107,051,306
Dollar General Corp	56,480	5,924,752
Dollar Tree Inc (c)	50,723	5,759,597
Kroger Co/The	157,300	11,026,730
Sprouts Farmers Market Inc (c)	25,149	3,811,078
Sysco Corp	124,473	9,908,051
Target Corp	116,669	11,725,235
Walmart Inc	1,109,414	108,700,384
		263,907,133
Food Products - 0.5%
Archer-Daniels-Midland Co	123,363	6,683,807
Bunge Global SA	34,567	2,757,064
Conagra Brands Inc	122,174	2,230,896
General Mills Inc	140,606	6,886,882
Hershey Co/The	38,000	7,072,940
JM Smucker Co	27,338	2,934,461
Kellanova	69,049	5,512,182
Kraft Heinz Co/The	221,836	6,091,617
McCormick & Co Inc/MD	64,911	4,584,664
Mondelez International Inc	332,479	21,508,067
Tyson Foods Inc Class A	73,586	3,848,548
		70,111,128
Household Products - 0.9%
Church & Dwight Co Inc	63,225	5,928,608
Clorox Co/The	31,675	3,977,113
Colgate-Palmolive Co	208,103	17,449,437
Kimberly-Clark Corp	85,199	10,617,499
Procter & Gamble Co/The	602,032	90,587,755
		128,560,412
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	60,153	5,614,681
Kenvue Inc	492,970	10,569,277
		16,183,958
Tobacco - 0.7%
Altria Group Inc	432,533	26,791,094
Philip Morris International Inc	399,683	65,567,996
		92,359,090
TOTAL CONSUMER STAPLES		715,751,670

Energy - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	254,380	11,459,819
Halliburton Co	221,006	4,950,534
Schlumberger NV	349,198	11,802,893
		28,213,246
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	56,949	13,433,130
Chevron Corp	417,048	63,241,159
ConocoPhillips	324,160	30,905,414
Coterra Energy Inc	195,659	4,772,123
Devon Energy Corp	164,871	5,477,015
Diamondback Energy Inc	48,011	7,137,315
EOG Resources Inc	140,143	16,819,963
EQT Corp	153,710	8,261,913
Expand Energy Corp	55,631	5,829,016
Exxon Mobil Corp	1,106,728	123,555,114
Kinder Morgan Inc	496,389	13,928,675
Marathon Petroleum Corp	78,883	13,425,098
Occidental Petroleum Corp	181,937	7,994,312
ONEOK Inc	160,384	13,169,130
Ovintiv Inc	66,816	2,751,482
Phillips 66	104,617	12,928,569
Targa Resources Corp	55,700	9,269,037
Texas Pacific Land Corp	4,845	4,690,590
Valero Energy Corp	80,422	11,042,745
Williams Cos Inc/The	313,525	18,795,824
		387,427,624
TOTAL ENERGY		415,640,870

Financials - 13.8%
Banks - 3.5%
Bank of America Corp	1,682,615	79,537,211
Citigroup Inc	479,595	44,938,052
Citizens Financial Group Inc	111,363	5,314,242
Fifth Third Bancorp	171,366	7,123,685
First Citizens BancShares Inc/NC Class A	2,807	5,599,291
Huntington Bancshares Inc/OH	373,951	6,144,015
JPMorgan Chase & Co	713,619	211,402,493
KeyCorp	253,680	4,545,945
M&T Bank Corp	41,210	7,776,327
PNC Financial Services Group Inc/The	101,568	19,325,343
Regions Financial Corp	230,810	5,846,417
Truist Financial Corp	336,245	14,697,269
US Bancorp	400,058	17,986,608
Wells Fargo & Co	835,608	67,375,073
		497,611,971
Capital Markets - 3.7%
Ameriprise Financial Inc	24,450	12,669,746
Ares Management Corp Class A (b)	51,886	9,626,410
Bank of New York Mellon Corp/The	183,706	18,636,974
Blackrock Inc	37,395	41,359,244
Blackstone Inc	187,359	32,405,613
Cboe Global Markets Inc	26,890	6,481,566
Charles Schwab Corp/The	438,568	42,861,251
CME Group Inc Class A	92,535	25,750,640
Coinbase Global Inc Class A (c)	54,285	20,506,702
FactSet Research Systems Inc	9,752	3,929,080
Goldman Sachs Group Inc/The	78,791	57,012,380
Interactive Brokers Group Inc Class A	111,904	7,336,426
Intercontinental Exchange Inc	147,297	27,224,905
KKR & Co Inc Class A	173,809	25,476,923
LPL Financial Holdings Inc	20,533	8,125,524
Moody's Corp	39,726	20,487,890
Morgan Stanley	317,207	45,189,309
MSCI Inc	19,867	11,152,539
Nasdaq Inc	106,137	10,212,502
Northern Trust Corp	49,948	6,493,240
Raymond James Financial Inc	46,621	7,791,768
Robinhood Markets Inc Class A (c)	183,173	18,875,978
S&P Global Inc	80,603	44,420,313
State Street Corp	73,225	8,182,894
T Rowe Price Group Inc	56,568	5,738,823
Tradeweb Markets Inc Class A	29,917	4,144,999
		522,093,639
Consumer Finance - 0.6%
American Express Co	142,119	42,537,638
Capital One Financial Corp	164,241	35,311,815
Synchrony Financial	97,735	6,809,197
		84,658,650
Financial Services - 4.2%
Apollo Global Management Inc	115,928	16,846,657
Berkshire Hathaway Inc Class B (c)	470,872	222,195,080
Block Inc Class A (c)	142,658	11,021,757
Corpay Inc (c)	18,100	5,847,205
Fidelity National Information Services Inc	134,916	10,713,680
Fiserv Inc (c)	142,369	19,780,749
Global Payments Inc	62,653	5,009,107
Jack Henry & Associates Inc	18,670	3,170,446
Mastercard Inc Class A	208,286	117,987,770
PayPal Holdings Inc (c)	249,726	17,171,160
Visa Inc Class A	439,351	151,782,590
		581,526,201
Insurance - 1.8%
AFLAC Inc	124,933	12,413,343
Allstate Corp/The	67,996	13,820,187
American International Group Inc	147,979	11,487,610
Aon PLC	55,448	19,723,408
Arch Capital Group Ltd	95,827	8,246,872
Arthur J Gallagher & Co	65,760	18,889,560
Brown & Brown Inc	71,954	6,574,437
Chubb Ltd	95,695	25,458,698
Cincinnati Financial Corp	40,127	5,919,134
Everest Group Ltd	10,943	3,674,659
Fidelity National Financial Inc/US	67,103	3,786,622
Hartford Insurance Group Inc/The	72,934	9,072,260
Markel Group Inc (c)	3,257	6,541,001
Marsh & McLennan Cos Inc	126,520	25,202,784
MetLife Inc	144,779	10,995,965
Principal Financial Group Inc	52,992	4,124,367
Progressive Corp/The	150,528	36,433,797
Prudential Financial Inc	90,889	9,414,283
The Travelers Companies, Inc.	58,176	15,139,722
W R Berkley Corp	76,979	5,296,925
Willis Towers Watson PLC	25,456	8,039,259
		260,254,893
TOTAL FINANCIALS		1,946,145,354

Health Care - 8.8%
Biotechnology - 1.7%
AbbVie Inc	453,570	85,733,801
Alnylam Pharmaceuticals Inc (c)	33,478	13,131,411
Amgen Inc	138,066	40,743,277
Biogen Inc (c)	37,669	4,821,632
BioMarin Pharmaceutical Inc (c)	49,281	2,850,906
Gilead Sciences Inc	319,402	35,865,651
Insmed Inc (c)	46,823	5,023,171
Natera Inc (c)	35,098	4,691,199
Regeneron Pharmaceuticals Inc	26,664	14,544,145
Vertex Pharmaceuticals Inc (c)	65,936	30,124,180
		237,529,373
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	446,775	56,378,537
Align Technology Inc (c)	17,464	2,253,031
Baxter International Inc	131,465	2,860,678
Becton Dickinson & Co	73,604	13,119,913
Boston Scientific Corp (c)	379,908	39,859,947
Cooper Cos Inc/The (c)	51,229	3,621,378
Dexcom Inc (c)	100,689	8,132,651
Edwards Lifesciences Corp (c)	150,636	11,946,941
GE HealthCare Technologies Inc	117,582	8,385,948
Hologic Inc (c)	57,089	3,814,687
IDEXX Laboratories Inc (c)	20,652	11,034,570
Insulet Corp (c)	18,077	5,213,407
Intuitive Surgical Inc (c)	92,036	44,277,599
Medtronic PLC	329,358	29,721,266
ResMed Inc	37,654	10,239,629
STERIS PLC	25,235	5,715,475
Stryker Corp	88,326	34,688,270
Zimmer Biomet Holdings Inc	50,866	4,661,869
		295,925,796
Health Care Providers & Services - 1.4%
Cardinal Health Inc	61,291	9,513,589
Cencora Inc	44,300	12,673,344
Centene Corp (c)	127,510	3,324,186
Cigna Group/The	68,601	18,342,535
CVS Health Corp	324,843	20,172,750
Elevance Health Inc	58,019	16,424,019
HCA Healthcare Inc	44,481	15,745,829
Humana Inc	30,992	7,743,971
Labcorp Holdings Inc	21,495	5,590,420
McKesson Corp	32,127	22,281,360
Molina Healthcare Inc (c)	13,867	2,189,183
Quest Diagnostics Inc	28,698	4,804,332
UnitedHealth Group Inc	232,938	58,132,007
		196,937,525
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	38,494	10,939,995
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	73,202	8,404,322
Avantor Inc (b)(c)	174,462	2,344,769
Danaher Corp	163,554	32,246,307
Illumina Inc (c)	40,671	4,177,318
IQVIA Holdings Inc (c)	42,200	7,843,292
Mettler-Toledo International Inc (c)	5,336	6,582,916
Revvity Inc	30,300	2,663,370
Thermo Fisher Scientific Inc	96,933	45,333,626
Waters Corp (c)	15,287	4,414,274
West Pharmaceutical Services Inc	18,456	4,415,783
		118,425,977
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	522,563	22,632,204
Eli Lilly & Co	201,989	149,485,999
Johnson & Johnson	617,832	101,781,644
Merck & Co Inc	644,781	50,370,292
Pfizer Inc	1,459,861	34,000,163
Royalty Pharma PLC Class A	92,901	3,418,757
Viatris Inc	301,779	2,637,547
Zoetis Inc Class A	114,316	16,666,130
		380,992,736
TOTAL HEALTH CARE		1,240,751,402

Industrials - 8.6%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (c)	18,991	14,347,511
Boeing Co (c)	193,612	42,950,886
GE Aerospace	273,824	74,228,211
General Dynamics Corp	64,683	20,155,870
HEICO Corp	10,338	3,378,458
HEICO Corp Class A	19,172	4,948,102
Howmet Aerospace Inc	103,649	18,632,981
L3Harris Technologies Inc	48,001	13,191,635
Lockheed Martin Corp	53,545	22,541,374
Northrop Grumman Corp	34,740	20,031,431
RTX Corp	343,041	54,052,970
Textron Inc	46,435	3,611,250
TransDigm Group Inc	14,422	23,197,210
		315,267,889
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	35,202	4,091,880
FedEx Corp	56,599	12,649,311
United Parcel Service Inc Class B	188,402	16,232,716
		32,973,907
Building Products - 0.5%
Builders FirstSource Inc (c)	28,429	3,614,179
Carlisle Cos Inc	11,078	3,929,477
Carrier Global Corp	204,730	14,048,573
Johnson Controls International plc	168,970	17,741,850
Lennox International Inc	8,204	4,996,236
Masco Corp	54,053	3,682,631
Trane Technologies PLC	57,266	25,087,089
		73,100,035
Commercial Services & Supplies - 0.5%
Cintas Corp	88,128	19,612,886
Copart Inc (c)	225,735	10,232,568
Republic Services Inc	52,157	12,030,012
Veralto Corp	63,639	6,671,276
Waste Management Inc	94,031	21,548,144
		70,094,886
Construction & Engineering - 0.1%
Quanta Services Inc	38,055	15,455,277
Electrical Equipment - 1.0%
AMETEK Inc	59,284	10,958,647
Eaton Corp PLC	100,478	38,655,896
Emerson Electric Co	144,438	21,017,173
GE Vernova Inc	70,084	46,275,765
Hubbell Inc	13,705	5,995,663
Rockwell Automation Inc	28,943	10,179,543
Vertiv Holdings Co Class A	97,858	14,248,125
		147,330,812
Ground Transportation - 0.9%
CSX Corp	482,362	17,143,145
JB Hunt Transport Services Inc	20,133	2,900,159
Norfolk Southern Corp	57,888	16,092,864
Old Dominion Freight Line Inc	47,750	7,126,688
Uber Technologies Inc (c)	536,971	47,119,205
Union Pacific Corp	153,420	34,054,637
		124,436,698
Industrial Conglomerates - 0.4%
3M Co	138,190	20,620,712
Honeywell International Inc	165,027	36,693,753
		57,314,465
Machinery - 1.5%
Caterpillar Inc	120,768	52,898,799
Cummins Inc	35,372	13,003,455
Deere & Co	64,816	33,987,566
Dover Corp	35,200	6,376,128
Fortive Corp	87,315	4,185,008
IDEX Corp	19,360	3,165,554
Illinois Tool Works Inc	68,470	17,526,266
Ingersoll Rand Inc	103,593	8,767,076
Otis Worldwide Corp	101,351	8,684,767
PACCAR Inc	134,801	13,312,947
Parker-Hannifin Corp	32,810	24,013,639
Snap-on Inc	13,423	4,311,333
Stanley Black & Decker Inc	39,775	2,690,779
Westinghouse Air Brake Technologies Corp	43,938	8,438,293
Xylem Inc/NY	62,484	9,036,436
		210,398,046
Passenger Airlines - 0.1%
Delta Air Lines Inc	167,627	8,919,433
Southwest Airlines Co	146,491	4,530,966
United Airlines Holdings Inc (c)	83,849	7,404,705
		20,855,104
Professional Services - 0.7%
Amentum Holdings Inc	38,838	969,785
Automatic Data Processing Inc	104,236	32,261,042
Booz Allen Hamilton Holding Corp Class A	32,449	3,482,751
Broadridge Financial Solutions Inc	30,162	7,465,397
Equifax Inc	31,891	7,661,175
Jacobs Solutions Inc	30,858	4,377,824
Leidos Holdings Inc	33,060	5,278,029
Paychex Inc	82,319	11,881,101
SS&C Technologies Holdings Inc	55,016	4,702,768
TransUnion	50,140	4,772,827
Verisk Analytics Inc	35,923	10,012,099
		92,864,798
Trading Companies & Distributors - 0.4%
Fastenal Co	294,590	13,589,437
Ferguson Enterprises Inc	51,022	11,394,743
United Rentals Inc	16,690	14,736,269
Watsco Inc	8,965	4,042,138
WW Grainger Inc	11,225	11,668,837
		55,431,424
TOTAL INDUSTRIALS		1,215,523,341

Information Technology - 33.9%
Communications Equipment - 0.9%
Arista Networks Inc	264,446	32,585,036
Cisco Systems Inc	1,021,559	69,547,737
F5 Inc (c)	14,743	4,620,751
Motorola Solutions Inc	42,862	18,815,561
		125,569,085
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	310,599	33,081,899
CDW Corp/DE	33,813	5,896,311
Corning Inc	197,929	12,517,030
Jabil Inc	27,561	6,150,788
Keysight Technologies Inc (c)	44,371	7,272,851
Ralliant Corp	29,044	1,327,892
Teledyne Technologies Inc (c)	12,032	6,629,873
Trimble Inc (c)	61,297	5,142,205
Zebra Technologies Corp Class A (c)	13,063	4,428,618
		82,447,467
IT Services - 1.0%
Akamai Technologies Inc (c)	37,563	2,866,432
Cloudflare Inc Class A (b)(c)	79,741	16,560,611
Cognizant Technology Solutions Corp Class A	126,554	9,081,515
Gartner Inc (c)	19,760	6,691,724
GoDaddy Inc Class A (c)	36,582	5,910,920
IBM Corporation	238,650	60,414,248
MongoDB Inc Class A (c)	20,870	4,964,764
Okta Inc Class A (c)	42,945	4,200,021
Snowflake Inc (c)	85,669	19,147,022
Twilio Inc Class A (c)	39,226	5,060,154
VeriSign Inc	20,737	5,575,557
		140,472,968
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices Inc (c)	416,345	73,405,787
Analog Devices Inc	127,356	28,607,978
Applied Materials Inc	208,619	37,563,937
Broadcom Inc	1,207,371	354,604,863
Entegris Inc	38,801	3,044,325
First Solar Inc (c)	27,564	4,816,258
Intel Corp	1,120,075	22,177,485
KLA Corp	33,957	29,849,222
Lam Research Corp	328,449	31,150,103
Marvell Technology Inc	221,813	17,827,111
Microchip Technology Inc	138,098	9,334,044
Micron Technology Inc	286,969	31,319,797
Monolithic Power Systems Inc	12,294	8,743,985
NVIDIA Corp	6,262,263	1,113,868,720
ON Semiconductor Corp (c)	107,299	6,047,372
QUALCOMM Inc	281,738	41,347,869
Teradyne Inc	41,231	4,429,445
Texas Instruments Inc	233,278	42,237,315
		1,860,375,616
Software - 12.1%
Adobe Inc (c)	109,439	39,145,236
AppLovin Corp Class A (c)	56,887	22,225,751
Atlassian Corp Class A (c)	42,430	8,137,225
Autodesk Inc (c)	54,934	16,651,045
Cadence Design Systems Inc (c)	70,111	25,560,367
Crowdstrike Holdings Inc Class A (c)	63,956	29,072,479
Datadog Inc Class A (c)	82,038	11,483,679
Docusign Inc (c)	52,036	3,936,003
Fair Isaac Corp (c)	6,250	8,979,500
Fortinet Inc (c)	163,128	16,296,487
Gen Digital Inc	140,219	4,135,058
HubSpot Inc (c)	13,541	7,036,581
Intuit Inc	71,786	56,361,342
Microsoft Corp	1,908,537	1,018,204,491
MicroStrategy Inc Class A (c)	65,161	26,185,599
Oracle Corp	417,643	105,985,265
Palantir Technologies Inc Class A (c)	546,206	86,491,721
Palo Alto Networks Inc (c)	170,012	29,514,083
PTC Inc (c)	30,796	6,615,289
Roper Technologies Inc	27,606	15,194,342
Salesforce Inc	246,373	63,645,537
Servicenow Inc (c)	53,153	50,129,657
Synopsys Inc (c)	39,703	25,150,659
Tyler Technologies Inc (c)	11,072	6,472,248
Workday Inc Class A (c)	55,626	12,759,492
Zoom Communications Inc Class A (c)	67,481	4,996,968
Zscaler Inc (c)	24,631	7,033,628
		1,707,399,732
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc	3,835,239	796,080,559
Dell Technologies Inc Class C	76,926	10,207,311
Hewlett Packard Enterprise Co	337,297	6,978,675
HP Inc	242,077	6,003,510
NetApp Inc	52,230	5,438,709
Seagate Technology Holdings PLC	54,493	8,555,946
Super Micro Computer Inc (b)(c)	131,796	7,772,010
Western Digital Corp	89,578	7,048,893
		848,085,613
TOTAL INFORMATION TECHNOLOGY		4,764,350,481

Materials - 1.9%
Chemicals - 1.1%
Air Products and Chemicals Inc	57,141	16,449,751
CF Industries Holdings Inc	41,656	3,866,926
Corteva Inc	175,153	12,633,786
Dow Inc	181,174	4,219,542
DuPont de Nemours Inc	107,442	7,725,080
Eastman Chemical Co	29,735	2,159,058
Ecolab Inc	64,788	16,958,907
International Flavors & Fragrances Inc	65,758	4,670,791
Linde PLC	120,870	55,631,626
LyondellBasell Industries NV Class A1	66,074	3,827,667
PPG Industries Inc	58,279	6,148,435
Sherwin-Williams Co/The	59,199	19,587,765
		153,879,334
Construction Materials - 0.3%
Amrize Ltd (United States)	135,324	6,917,763
CRH PLC	173,349	16,546,162
Martin Marietta Materials Inc	15,479	8,898,568
Vulcan Materials Co	33,920	9,316,806
		41,679,299
Containers & Packaging - 0.1%
Amcor PLC	588,355	5,501,119
Avery Dennison Corp	20,033	3,360,936
Ball Corp	71,274	4,081,149
International Paper Co	135,550	6,335,608
Packaging Corp of America	22,980	4,452,375
Smurfit WestRock PLC	127,335	5,651,127
		29,382,314
Metals & Mining - 0.4%
Freeport-McMoRan Inc	368,813	14,841,035
Newmont Corp	285,815	17,749,112
Nucor Corp	59,261	8,478,471
Reliance Inc	13,506	3,918,496
Steel Dynamics Inc	35,399	4,515,496
		49,502,610
TOTAL MATERIALS		274,443,557

Real Estate - 1.9%
Diversified REITs - 0.0%
WP Carey Inc	56,320	3,613,491
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	39,539	3,021,966
Healthpeak Properties Inc	178,186	3,018,471
Ventas Inc	115,867	7,783,945
Welltower Inc	159,517	26,331,471
		40,155,853
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	178,270	2,802,403
Industrial REITs - 0.2%
Prologis Inc	238,261	25,441,510
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (c)	75,395	11,742,017
CoStar Group Inc (c)	108,326	10,311,552
		22,053,569
Residential REITs - 0.2%
AvalonBay Communities Inc	36,495	6,798,289
Equity Residential	87,778	5,547,570
Essex Property Trust Inc	16,559	4,308,321
Invitation Homes Inc	146,604	4,493,413
Mid-America Apartment Communities Inc	30,036	4,278,027
Sun Communities Inc	30,866	3,828,310
UDR Inc	77,337	3,038,570
		32,292,500
Retail REITs - 0.2%
Realty Income Corp	231,852	13,013,853
Simon Property Group Inc	78,780	12,903,376
		25,917,229
Specialized REITs - 0.8%
American Tower Corp	120,210	25,050,562
Crown Castle Inc	111,817	11,750,849
Digital Realty Trust Inc	81,287	14,342,278
Equinix Inc	25,117	19,721,115
Extra Space Storage Inc	54,480	7,319,933
Gaming and Leisure Properties Inc	70,586	3,217,309
Iron Mountain Inc	75,754	7,375,409
Public Storage Operating Co	40,536	11,023,360
SBA Communications Corp Class A	27,591	6,200,250
VICI Properties Inc	271,283	8,843,826
Weyerhaeuser Co	186,439	4,670,297
		119,515,188
TOTAL REAL ESTATE		271,791,743

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	65,984	4,289,620
American Electric Power Co Inc	137,176	15,520,093
Constellation Energy Corp	80,479	27,993,815
Duke Energy Corp	199,597	24,278,979
Edison International	98,860	5,152,583
Entergy Corp	114,604	10,363,640
Evergy Inc	59,138	4,186,970
Eversource Energy	94,336	6,235,610
Exelon Corp	259,242	11,650,335
FirstEnergy Corp	131,900	5,633,449
NextEra Energy Inc	528,619	37,563,666
NRG Energy Inc	50,200	8,393,440
PG&E Corp	564,314	7,911,682
PPL Corp	189,804	6,774,105
Southern Co/The	282,227	26,664,807
Xcel Energy Inc	148,099	10,876,391
		213,489,185
Gas Utilities - 0.0%
Atmos Energy Corp	40,784	6,359,041
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	87,131	18,170,299
Multi-Utilities - 0.7%
Ameren Corp	69,385	7,016,905
CenterPoint Energy Inc	167,585	6,505,650
CMS Energy Corp	76,799	5,667,766
Consolidated Edison Inc	92,520	9,575,820
Dominion Energy Inc	218,978	12,799,264
DTE Energy Co	53,279	7,374,346
NiSource Inc	120,951	5,134,370
Public Service Enterprise Group Inc	128,124	11,504,254
Sempra	167,452	13,677,480
WEC Energy Group Inc	81,937	8,937,688
		88,193,543
Water Utilities - 0.0%
American Water Works Co Inc	50,077	7,022,798
TOTAL UTILITIES		333,234,866

TOTAL UNITED STATES		13,990,351,498
TOTAL COMMON STOCKS (Cost $9,150,658,796)		14,085,528,467

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $2,126,013)	4.25	2,131,000	2,125,913

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	48,241,529	48,251,178
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	30,008,849	30,011,850
TOTAL MONEY MARKET FUNDS (Cost $78,263,028)			78,263,028

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $9,231,047,837)	14,165,917,408
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(53,638,988)
NET ASSETS - 100.0%	14,112,278,420

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	79	Sep 2025	25,178,288	1,294,545	1,294,545

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $1,072,167 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,125,913.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,676,186	847,376,130	831,801,138	896,613	-	-	48,251,178	48,241,529	0.1%
Fidelity Securities Lending Cash Central Fund	25,661,525	364,034,772	359,684,447	10,691	-	-	30,011,850	30,008,849	0.1%
Total	58,337,711	1,211,410,902	1,191,485,585	907,304	-	-	78,263,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.